Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	AgeX Therapeutics, Inc.
Entity Central Index Key	0001708599
Entity Tax Identification Number	82-1436829
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1101 Marina Village Parkway, Suite 201
Entity Address, City or Town	Alameda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94501
City Area Code	510
Local Phone Number	671-8370
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Document Creation Date	Nov. 14, 2023
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1101 Marina Village Parkway, Suite 201
Entity Address, City or Town	Alameda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94501
City Area Code	510
Local Phone Number	671-8370
Contact Personnel Name	Andrea E. Park